Fees Summary	Sep. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,102,940,000
Previously Paid Amount	0
Total Fee Amount	162,794
Total Offset Amount	0
Net Fee	$ 162,794